Financial Instruments and Related Risk Management - Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Gross financial assets (liabilities)	$ (213)	$ (306)
Offset financial assets (liabilities)	158	215
Net Amounts Presented financial assets (liabilities)	(55)	(91)
Amounts Not Offset Included in Gross financial assets (liabilities)	(27)	(30)
Amounts Not Offset Related To Cash Margin Deposits (Held) Placed financial assets (liabilities)	37	60
Net Amounts Presented Less Amounts Not Offset financial assets	(45)	(61)
Natural gas derivative asset [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Gross financial assets (liabilities)	11	6
Offset financial assets (liabilities)	(2)
Net Amounts Presented financial assets (liabilities)	9	6
Amounts Not Offset Related To Cash Margin Deposits (Held) Placed financial assets (liabilities)	(1)	(1)
Net Amounts Presented Less Amounts Not Offset financial assets	8	5
Natural gas derivative liabilities [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Gross financial assets (liabilities)	(74)	(125)
Offset financial assets (liabilities)	10	28
Net Amounts Presented financial assets (liabilities)	(64)	(97)
Amounts Not Offset Included in Gross financial assets (liabilities)	(27)	(30)
Amounts Not Offset Related To Cash Margin Deposits (Held) Placed financial assets (liabilities)	38	61
Net Amounts Presented Less Amounts Not Offset financial assets	(53)	(66)
Other long-term debt [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Gross financial assets (liabilities)	(150)	(187)
Offset financial assets (liabilities)	$ 150	$ 187